One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

+1 617 728 7100 Main

+1 617 426 6567 Fax

www.dechert.com

STEPHANIE CAPISTRON

stephanie.capistron@dechert.com

+1 617 728 7127 Direct

+1 617 275 8364 Fax

December 15, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harbor Funds (“Registrant”)

File Nos. 33-5852 and 811-4676

Post-Effective Amendment No. 168

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 168 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 170 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made in connection with the annual update for Harbor Bond Fund (to be renamed Harbor Core Plus Fund) to incorporate the change in name and subadviser and related investment strategy changes reflected in a previous supplement and to make certain other changes. Financial highlights and other financial information will be updated in a subsequent Post-Effective Amendment to be filed pursuant to Rule 485(b) under the 1933 Act in February 2022.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie Capistron

Stephanie Capistron